Interest Expense (Details) - Schedule of interest expense - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Interest Expense Abstract
Interest on indebtedness	$ 197,491	$ 151,462	$ 164,253
Interest on derivative instruments	3,040	12,503	11,625
Interest on satellite performance incentive payments	1,797	2,236	2,930
Interest on significant financing component	17,229	18,854	22,434
Interest on employee benefit plans (Note 32)	588	1,440	1,169
Interest on leases	1,611	1,499	1,349
Interest expense	$ 221,756	$ 187,994	$ 203,760